Intangible assets	12 Months Ended
Jun. 30, 2021
Note 12. Intangible assets

12. Intangible assets

Changes in the Group’s intangible assets for the years ended June 30, 2021 and 2020 were as follows:

	Goodwill business	Trademarks	Licenses	Customer relations	Information systems and software	Contracts and others	Total
Balance as of June 30, 2019	10,111	9,788	3,458	4,733	5,789	5,199	39,078
Costs	10,111	10,610	14,451	22,683	12,635	13,507	83,997
Accumulated depreciation	-	(822)	(10,993)	(17,950)	(6,846)	(8,308)	(44,919)
Net book amount at June 30, 2019	10,111	9,788	3,458	4,733	5,789	5,199	39,078

Additions	-	-	-	-	2,361	4,453	6,814
Disposals	-	-	-	(27)	(206)	-	(233)
Deconsolidation	(4,895)	-	-	-	(33)	-	(4,928)
Transfers	2	-	-	-	14	(96)	(80)
Assets incorporated by business combination	17	-	-	57	29	-	103
Currency translation adjustment	3,509	1,852	596	649	999	1,038	8,643
Depreciation charge (i)	-	(183)	(419)	(1,694)	(2,561)	(2,196)	(7,053)
Balance as of June 30, 2020	8,744	11,457	3,635	3,718	6,392	8,398	42,344

Costs	8,744	12,462	15,047	23,362	15,799	18,902	94,316
Accumulated depreciation	-	(1,005)	(11,412)	(19,644)	(9,407)	(10,504)	(51,972)
Net book amount at June 30, 2020	8,744	11,457	3,635	3,718	6,392	8,398	42,344

Additions	-	-	-	28	486	1,704	2,218
Disposals	-	-	-	-	(111)	-	(111)
Deconsolidation	(8,479)	(10,614)	(3,292)	(3,141)	(4,654)	(6,366)	(36,546)
Devaluation	(40)	-	-	-	-	-	(40)
Transfers	-	-	-	-	(2)	-	(2)
Currency translation adjustment	161	(815)	(260)	(273)	(695)	(598)	(2,480)
Depreciation charge (i)	-	(28)	(83)	(332)	(1,152)	(798)	(2,393)
Balance as of June 30, 2021	386	-	-	-	264	2,340	2,990

Costs	386	-	-	-	1,036	2,864	4,286
Accumulated depreciation	-	-	-	-	(772)	(524)	(1,296)
Net book amount at June 30, 2021	386	-	-	-	264	2,340	2,990

(i)

Amortization charge was recognized in the amount of ARS 51 and ARS 515 under "Costs", in the amount of ARS 78 and ARS 2,483 under "General and administrative expenses" and ARS 1 and ARS 4,055 under "Selling expenses" as of June 30, 2021 and 2020, respectively in the Statements of Income (Note 27). In addition, a charge of ARS 2,263 was recognized under "discontinued operations" as of June 30, 2019.